Goodwill (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD MWh	Dec. 31, 2016 CAD MWh
Disclosure of detailed information about intangible assets [line items]
Goodwill (Note 17)	CAD 463	CAD 464
Hydro
Disclosure of detailed information about intangible assets [line items]
Goodwill (Note 17)	259	259
Wind and Solar
Disclosure of detailed information about intangible assets [line items]
Goodwill (Note 17)	174	175
Energy Marketing
Disclosure of detailed information about intangible assets [line items]
Goodwill (Note 17)	CAD 30	CAD 30
Minimum
Disclosure of detailed information about intangible assets [line items]
Electricity prices | MWh	22	32
Discount rate used to calculate goodwill impairment	5.50%	5.50%
Maximum
Disclosure of detailed information about intangible assets [line items]
Electricity prices | MWh	218	301
Discount rate used to calculate goodwill impairment	6.00%	6.00%